CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Profit for the year	R$ 1,243,042	R$ 879,057	R$ 875,277
Other comprehensive income
Items that will not be reclassified subsequently to profit and loss - Actuarial gains (losses), net of tax effects	96,000	(394,175)	65,547
Total Comprehensive income for the year	1,339,042	484,882	940,825
Attributable to owners of the Company	1,275,750	506,709	930,488
Attributable to noncontrolling interests	R$ 63,292	R$ (21,828)	R$ 10,337